Lines of Credit and Debt - Private Placement and German Private Placement (Schuldschein) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($) series	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of series of notes issued | series	3
Senior unsecured notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000
Weighted average interest rate of long-term debt	3.66%
Fair value of long-term debt		$ 394,700,000		$ 397,100,000
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000
Term of debt instrument	7 years
Stated interest rate	3.19%	3.19%	3.19%
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000
Term of debt instrument	10 years
Stated interest rate	3.75%	3.75%	3.75%
Debt issuance cost	$ 2,100,000
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000
Term of debt instrument	12 years
Stated interest rate	3.90%	3.90%	3.90%
Private placement | Schuldschein Private Placement
Debt Instrument [Line Items]
Face amount of debt instrument		$ 331,100,000.0
Debt issuance cost		1,200,000
Designated as hedging instrument | Senior unsecured notes
Debt Instrument [Line Items]
Face amount of debt instrument					$ 200,000,000
Designated as hedging instrument | Private placement | Schuldschein Private Placement
Debt Instrument [Line Items]
Face amount of debt instrument | €			€ 255,000,000.0
Unrealized gain (loss) recorded in equity		$ (19,800,000)